Convertible Notes and Accrued Interest Payable - Schedule of Convertible Notes and Accrued Interest Payable (Details) (Parenthetical)						3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Apr. 02, 2020 $ / shares shares	Jun. 07, 2004 shares	Jun. 15, 1998 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) Integer $ / shares	Dec. 31, 2019 shares
Converted common shares value | $	$ 17,850
Convertible notes payable common shares converted | shares	1,785,000
Conversion price per share | $ / shares	$ 0.01	$ 0.01					$ 0.01
Number of shares issued | shares				5,907,000	5,375,000
Common Stock [Member]
Number of shares issued | shares						300,000		300,000
Convertible Notes Payable Two [Member]
Converted common shares value | $		$ 16,900
Convertible notes payable common shares converted | shares		1,690,000
Conversion price per share | $ / shares							0.010
Convertible Notes Payable Three [Member]
Conversion price per share | $ / shares							0.010
Convertible Notes Payable Three [Member] | Holder [Member]
Conversion price per share | $ / shares							$ 0.01
Debt instrument conversion percentage							50.00%
Convertible Notes Payable [Member]
Conversion price per share | $ / shares			$ 0.05
Number of shares issued | shares			1
Accrued interest | $						$ 4,594	$ 4,564
Convertible Notes Payable [Member] | Holder [Member]
Debt instrument conversion percentage			9.99%
Convertible Notes Payable [Member] | Holder [Member] | Common Stock [Member]
Debt instrument conversion percentage							50.00%
Debt instrument trading days | Integer							30
Convertible Notes Payable [Member] | Former CEO [Member]
Payments for related party debt | $							$ 490